Other reserves	12 Months Ended
Dec. 31, 2018
Other reserves
Other reserves

19. Other reserves

Actuarial and other gains or losses recognized through other comprehensive income

	2018	2017	2016
	(Euro, in thousands)
On January 1	€(1,260)	€(1,000)	€(18)
Change in accounting policy (modified retrospective application IFRS 9)	619
Restated other reserves at January 1, 2018	(641)
Loss on defined benefit obligation recognized through OCI	(94)	(40)	(583)
Reclassification of loss on financial asset available-for-sale to statement of operations ( after disposal)		55
Loss on financial asset available-for-sale recognized through OCI		(275)	(399)
Other reserves on December 31,	€(735)	€(1,260)	€(1,000)

Other reserves on December 31, 2018 consisted of a negative of €0.7 million, compared to a negative of €0.6 million in 2017 (2016: €0.6 million), which was related to the re-measurement of defined benefit obligations recognized through OCI in line with IAS19R Employee Benefits. Following the implementation of IFRS 9 Financial Instruments on January 1, 2018 the negative of €0.6 million (compared to a negative of €0.4 million in 2016) related to the fair value adjustment on the available-for-sale equity investment was transferred to equity (see note 14). There were no tax effects applicable to the amounts included in other reserves.

DERIVATIVE FINANCIAL INSTRUMENTS: CURRENCY DERIVATIVES

We do not actively use currency derivatives to hedge planned future cash flows. On the balance sheet date, total notional amount of outstanding forward foreign exchange contracts that we have committed were nil (2017: nil, 2016: nil).

On December 31, 2018 the fair value of our currency derivatives was nil (2017: nil, 2016: nil).

See note 32 for further information on how we manage financial risks.